Business And Summary Of Significant Accounting Policies (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	$ (3,021.7)	$ (2,311.2)	$ (2,311.2)	$ (1,433.7)	$ 214.5
(Decrease) increase			(593.1)	(865.1)	(1,747.7)
Income tax impact			24.1	(27.6)	160.3
Other comprehensive income (loss), before reclassifications, net of income taxes			(569.0)	(892.7)	(1,587.4)
Increase (decrease)			(195.4)	21.1	(99.1)
Income tax impact			74.1	(5.9)	38.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes			(121.3)	15.2	(60.8)
Total other comprehensive income (loss), net of income taxes	316.5	74.7	(690.3)	(877.5)	(1,648.2)
Distribution of Fortive Corporation			(20.2)
Balance at end of year	(2,705.2)		(3,021.7)	(2,311.2)	(1,433.7)
AOCI, distribution to Fortive, tax			21.0
Foreign currency translation adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	(2,398.2)	(1,797.4)	(1,797.4)	(821.8)	413.2
(Decrease) increase	304.3	201.1	(517.3)	(975.6)	(1,235.0)
Income tax impact	0.0	0.0	0.0	0.0	0.0
Other comprehensive income (loss), before reclassifications, net of income taxes	304.3	201.1	(517.3)	(975.6)	(1,235.0)
Increase (decrease)	0.0	0.0	0.0	0.0	0.0
Income tax impact	0.0	0.0	0.0	0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	0.0	0.0	0.0	0.0	0.0
Total other comprehensive income (loss), net of income taxes	304.3	201.1	(517.3)	(975.6)	(1,235.0)
Distribution of Fortive Corporation			(83.5)
Balance at end of year	(2,093.9)	(1,596.3)	(2,398.2)	(1,797.4)	(821.8)
Pension and postretirement plan benefit adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	(642.2)	(647.3)	(647.3)	(727.8)	(366.7)
(Decrease) increase	0.0	0.0	(115.4)	69.8	(552.0)
Income tax impact	0.0	0.0	38.9	(12.3)	175.1
Other comprehensive income (loss), before reclassifications, net of income taxes	0.0	0.0	(76.5)	57.5	(376.9)
Increase (decrease)	7.6	7.8	28.0	33.5	23.5
Income tax impact	(2.7)	(2.5)	(9.7)	(10.5)	(7.7)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	4.9	5.3	18.3	23.0	15.8
Total other comprehensive income (loss), net of income taxes	4.9	5.3	(58.2)	80.5	(361.1)
Distribution of Fortive Corporation			63.3
Balance at end of year	(637.3)	(642.0)	(642.2)	(647.3)	(727.8)
Unrealized gain (loss) on available-for-sale securities
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	18.7	133.5	133.5	115.9	168.0
(Decrease) increase	11.7	12.6	39.6	40.7	39.3
Income tax impact	(4.4)	(4.7)	(14.8)	(15.3)	(14.8)
Other comprehensive income (loss), before reclassifications, net of income taxes	7.3	7.9	24.8	25.4	24.5
Increase (decrease)	0.0	(223.4)	(223.4)	(12.4)	(122.6)
Income tax impact	0.0	83.8	83.8	4.6	46.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	0.0	(139.6)	(139.6)	(7.8)	(76.6)
Total other comprehensive income (loss), net of income taxes	7.3	(131.7)	(114.8)	17.6	(52.1)
Distribution of Fortive Corporation			0.0
Balance at end of year	26.0	1.8	18.7	133.5	115.9
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	(3,021.7)	(2,311.2)	(2,311.2)
(Decrease) increase	316.0	213.7
Income tax impact	(4.4)	(4.7)
Other comprehensive income (loss), before reclassifications, net of income taxes	311.6	209.0
Increase (decrease)	7.6	(215.6)
Income tax impact	(2.7)	81.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	4.9	(134.3)
Total other comprehensive income (loss), net of income taxes	316.5	74.7	(690.3)	(877.5)	$ (1,648.2)
Balance at end of year	$ (2,705.2)	$ (2,236.5)	$ (3,021.7)	$ (2,311.2)